RELATED PARTY TRANSACTIONS (Details)			12 Months Ended
	Aug. 31, 2023 USD ($)	Sep. 23, 2022 USD ($)	Dec. 31, 2023 USD ($) agreement $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 28, 2023 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Related party, equity commitment			$ 1,000,000,000
Preferred shares, subscription price (in dollars per share) | $ / shares			$ 25.00
Amount called on the equity commitment			$ 0	$ 0
Due from Brookfield Infrastructure			1,288,000,000	566,000,000
Loans payable to Brookfield Infrastructure			26,000,000	26,000,000
Interest expense, related party transactions			1,000,000	1,000,000
Amounts payable, related party transactions			10,000,000	6,000,000
Amounts receivable, related party transactions			19,000,000	10,000,000
Disposal of subsidiaries, net of cash disposed			0	0	$ 817,000,000
AusNet Services Ltd
Disclosure of transactions between related parties [line items]
Gain (loss) on disposition	$ 32,000,000
Reclassification adjustments on exchange differences on translation, net of tax	$ 28,000,000		$ 28,000,000
Australian Regulated Utility Operation
Disclosure of transactions between related parties [line items]
Ownership and voting Interest	7.90%
Disposal of subsidiaries, net of cash disposed	$ 435,000,000
Revolving Credit Facility With Brookfield
Disclosure of transactions between related parties [line items]
Number of borrowing agreements | agreement			2
Borrowing, term			10 years
Credit facility, maximum borrowing capacity			$ 1,000,000,000
Senior Unsecured Revolving Credit Facility
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity							$ 1,000,000,000
Subsidiary and corporate borrowings			$ 0	0
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Weighted average interest rates			0.20%
Interest expense, related party transactions			$ 14,000,000
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Services received, related party transactions			$ 63,000,000	63,000,000	45,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions			0	0	0
Revenue from rendering of services, related party transactions			1,000,000	1,000,000	$ 1,000,000
Subsidiary of Common Parent (Brookfield) | Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Subsidiary and corporate borrowings						$ 250,000,000
Due from Brookfield Infrastructure			1,038,000,000	566,000,000
Borrowings, adjustment to interest rate basis						2.00%
Brookfield Infrastructure Partners L.P
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			$ 20,000,000	$ 0
Sales of property and other assets, related party transactions		$ 66,000,000
Gain (loss) on disposition of business		$ 2,000,000